LEASES - Cash Flow from operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 49,644	¥ 42,313
Operating leases	¥ 2,157	¥ 96,348
Weighted average remaining lease term, operating leases	2 years 9 months 18 days	3 years 8 months 4 days
Weighted average discount rate, operating leases	5.27%	5.25%